5. TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Opening balance	R$ 237,352	R$ (191,979)
Expected credit losses	(43,313)	(53,706)
Recovery of receivables	35,471	8,333
Closing balance	R$ (245,194)	R$ (237,352)